Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net loss	¥ (1,071,074)	$ (168,074)	¥ (941,895)	¥ (502,055)
Adjustments to reconcile net loss to net cash (used in)/generated from operating activities:
Share-based compensation	417,284	65,481	124,105	34,250
Issuance of Class B ordinary shares to TECHWOLF LIMITED (Note 13)	1,506,362	236,381	533,131	0
Depreciation and amortization	80,100	12,569	41,095	18,062
Loss from disposal of property, equipment and software	110	17	230	27
Foreign exchange (gain)/loss	1,961	308	5,074	(1)
Amortization of right-of-use assets	109,336	17,157	66,946	39,487
Unrealized investment income	(6,595)	(1,035)	0	0
Changes in operating assets and liabilities:
Accounts receivable	5,997	941	(5,201)	(1,528)
Prepayments and other current assets	(403,696)	(63,349)	(46,146)	(66,826)
Amounts due from related parties	3,503	550	(2,938)	(28,184)
Other non-current assets	(4,000)	(628)	0	0
Accounts payable	13,464	2,113	(22,746)	29,280
Deferred revenue	758,221	118,981	585,529	335,254
Other payables and accrued liabilities	329,802	51,753	130,541	79,320
Operating lease liabilities	(99,394)	(15,597)	(71,814)	(42,749)
Net cash (used in)/generated from operating activities	1,641,381	257,568	395,911	(105,663)
Cash flows from investing activities
Purchase of property, equipment and software	(259,891)	(40,783)	(138,211)	(64,040)
Proceeds from disposal of property, equipment and software	29	5	36	11
Purchase of short-term investments	(3,940,000)	(618,272)	(1,834,390)	(1,171,894)
Proceeds from maturity of short-term investments	3,598,000	564,605	2,439,870	12,120
Net cash (used in)/generated from investing activities	(601,862)	(94,445)	467,305	(1,223,803)
Cash flows from financing activities
Proceeds from IPO, net of issuance cost	6,406,872	1,005,379	0	0
Proceeds from exercise of share options	35,975	5,645	0	0
Repurchase of Class B ordinary shares from TECHWOLF LIMITED	(11,584)	(1,818)	0	0
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost	0	0	2,803,114	993,475
Proceeds from issuance of Class A ordinary shares	0	0	78,998	0
Proceeds from borrowings	0	0	0	30,000
Repayments of borrowings	0	0	0	(30,000)
Net cash generated from financing activities	6,431,263	1,009,206	2,882,112	993,475
Effect of exchange rate changes on cash and cash equivalents	(127,227)	(19,965)	(154,480)	43,113
Net (decrease)/increase in cash and cash equivalents	7,343,555	1,152,364	3,590,848	(292,878)
Cash and cash equivalents at beginning of the year	3,998,203	627,405	407,355	700,233
Cash and cash equivalents at end of the year	11,341,758	1,779,769	3,998,203	407,355
Supplemental cash flow disclosures
Cash paid for interest	0	0	0	349
Supplemental schedule of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value	164,065	25,745	283,981	232,319
Changes in payables for purchase of property, equipment and software	¥ 2,357	$ 370	¥ 21,985	¥ 359